Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

The prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Deposits	4,497,829	5,824,379
Loan receivable due from a third party	—	3,101,910
Prepaid expense	481,227	523,039
Other receivables	144,165	68,998
	5,123,221	9,518,326